S000001247 [Member] Expense Example - STOCK INDEX FUND - STOCK INDEX FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	25
Expense Example, with Redemption, 5 Years	47
Expense Example, with Redemption, 10 Years	$ 111